Inventories - Summary of Inventories (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 2,321,458	$ 1,431,422
Packaging components material	1,158,967	805,424
Finished goods	3,905,219	3,459,707
Inventory gross	7,385,644	5,696,553
Reserve for obsolescence	(71,493)	(184,328)
Inventory net	$ 7,314,151	$ 5,512,225